OPERATING LEASE (Details Narrative)	3 Months Ended	12 Months Ended
	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jan. 01, 2023 ft²
Operating Lease
Operating lease term			5 years
Area of land | ft²			1,625
Payments for rent	$ 4,062	$ 4,062
Annual rate adjustment	3.00%	3.00%
Discount rate	6.00%	6.00%
Lease expense	$ 18,211	$ 51,510